Shareholder Report, Holdings (Details)	May 31, 2026
C000246767 | Warrior Met Coal9320554
Holdings [Line Items]
Percent of Total Investments	11.20%
C000246767 | Yancoal Australia9320562
Holdings [Line Items]
Percent of Total Investments	7.90%
C000246767 | Alpha Metallurgical Resources9320545
Holdings [Line Items]
Percent of Total Investments	7.80%
C000246767 | Whitehaven Coal9320561
Holdings [Line Items]
Percent of Total Investments	6.50%
C000246767 | Core Natural Resources9320546
Holdings [Line Items]
Percent of Total Investments	5.80%
C000246767 | BHP Group9320572
Holdings [Line Items]
Percent of Total Investments	5.00%
C000246767 | Stanmore Resources9320559
Holdings [Line Items]
Percent of Total Investments	4.70%
C000246767 | New Hope9320558
Holdings [Line Items]
Percent of Total Investments	4.50%
C000246767 | Glencore PLC9320565
Holdings [Line Items]
Percent of Total Investments	4.30%
C000246767 | Aurizon Holdings9320555
Holdings [Line Items]
Percent of Total Investments	4.30%
C000246767 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000246767 | Energy
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000246767 | Materials
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000246770 | Cameco9320494
Holdings [Line Items]
Percent of Total Investments	9.10%
C000246770 | Samsung C&T9320541
Holdings [Line Items]
Percent of Total Investments	3.40%
C000246770 | GE Vernova9320506
Holdings [Line Items]
Percent of Total Investments	3.30%
C000246770 | Talen Energy9320518
Holdings [Line Items]
Percent of Total Investments	3.30%
C000246770 | Rolls-Royce Holdings9320529
Holdings [Line Items]
Percent of Total Investments	3.00%
C000246770 | CEZ9320526
Holdings [Line Items]
Percent of Total Investments	3.00%
C000246770 | Dominion Energy9320501
Holdings [Line Items]
Percent of Total Investments	2.90%
C000246770 | Endesa9320527
Holdings [Line Items]
Percent of Total Investments	2.90%
C000246770 | Vistra9320487
Holdings [Line Items]
Percent of Total Investments	2.70%
C000246770 | Solstice Advanced Materials9320517
Holdings [Line Items]
Percent of Total Investments	2.70%
C000246770 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000246770 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000246770 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000246770 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000246770 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	30.70%